Share capital - Issued Share Capital (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital
Equity	R 201,524	R 193,197	R 152,471	R 155,917
Treasury shares	10,373,430	10,243,580	10,469,584
Share capital
Disclosure of classes of share capital
Equity	R 9,888	R 9,888	R 9,888	R 9,888